Finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2023	2022
Finance costs before capitalized interest	$172,814	$167,066
Less capitalized interest related to Geismar plant under construction	(55,448)	(36,314)
Finance costs	$117,366	$130,752